Schedule of Contractual Maturities of Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Number of loans	95
Carrying value, maturing in 2013	$ 21,756
Carrying value, maturing in 2014	90,513
Carrying value, maturing in 2015	58,694
Carrying value, maturing in 2016	42,992
Carrying value, maturing thereafter	300,534
Carrying value, total	$ 514,489	$ 570,365
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2014
Mortgage Loans on Real Estate [Line Items]
Number of loans	5
Percentage of mortgage loan portfolio carrying value	4.20%
2015
Mortgage Loans on Real Estate [Line Items]
Number of loans	16
Percentage of mortgage loan portfolio carrying value	17.60%
2016
Mortgage Loans on Real Estate [Line Items]
Number of loans	12
Percentage of mortgage loan portfolio carrying value	11.40%
2017
Mortgage Loans on Real Estate [Line Items]
Number of loans	8
Percentage of mortgage loan portfolio carrying value	8.40%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans	54
Percentage of mortgage loan portfolio carrying value	58.40%